Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ in Millions	Jul. 22, 2022 Application	Jun. 08, 2022 USD ($)
Subsequent Event [Line Items]
Additional abbreviated new drug application, description	Company received one approval from the FDA
Number of ANDAs application awaiting for FDA approval | Application	19
Direct Purchaser Plaintiff [Member]
Subsequent Event [Line Items]
Payments for settlements		$ 67.6
Litigation settlement subject to reduction amount		$ 8.0